Financial Information of Segments (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Revenues		¥ 2,174,283	¥ 1,375,292	¥ 1,052,477
Finance revenues		186,883	191,700	213,706
Interest expense		72,647	82,968	100,966
Depreciation and amortization		229,583	206,670	177,280
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses		11,631	13,838	10,016
Write-downs of long-lived assets		34,887	23,421	17,896
Increase (Decrease) in policy liabilities and policy account balances		(506,043)	28,429	20,990
Bargain purchase gain		36,082	0	0
Discontinued operations	[1]	463	12,182	(179)
Segment profits		255,257	195,287	119,058
Segment assets		11,443,628	9,066,961	8,439,710
Investment in Affiliates		378,087	297,325
Operating Segment
Segment Reporting Information [Line Items]
Revenues		2,185,312	1,394,183	1,048,755
Finance revenues		182,203	178,923	184,189
Interest expense		58,552	59,056	58,634
Depreciation and amortization		213,792	196,789	171,669
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses		12,649	13,246	10,386
Write-downs of long-lived assets		34,887	19,311	14,126
Increase (Decrease) in policy liabilities and policy account balances		(506,043)	28,429	20,990
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		51,483	85,124	22,142
Bargain purchase gain		36,082
Discontinued operations		463	9,174	4,028
Segment profits		336,542	295,237	197,329
Segment assets		9,170,249	7,267,798	6,382,654
Long-lived assets		1,622,181	1,782,050	1,696,461
Expenditures for long-lived assets		393,157	352,555	295,471
Investment in Affiliates		378,144	297,315	326,557
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues		85,502	78,825	78,448
Finance revenues		35,624	37,235	39,556
Interest expense		8,627	8,594	10,411
Depreciation and amortization		3,373	3,170	2,610
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses		597	(974)	331
Write-downs of long-lived assets		653	0	0
Increase (Decrease) in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		740	792	1,145
Bargain purchase gain		0
Discontinued operations		0	0	0
Segment profits		25,519	24,874	25,932
Segment assets		1,132,468	992,078	943,295
Long-lived assets		35,470	26,665	27,485
Expenditures for long-lived assets		8,717	3,505	1,943
Investment in Affiliates		20,875	18,909	18,020
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues		263,499	251,328	234,696
Finance revenues		11,103	9,472	9,139
Interest expense		3,690	3,687	3,624
Depreciation and amortization		125,013	117,357	106,254
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses		372	363	(77)
Write-downs of long-lived assets		0	1,292	0
Increase (Decrease) in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		59	152	176
Bargain purchase gain		0
Discontinued operations		0	0	0
Segment profits		40,366	37,062	34,913
Segment assets		662,851	622,009	549,300
Long-lived assets		450,099	433,342	381,746
Expenditures for long-lived assets		162,323	176,952	160,420
Investment in Affiliates		2,074	1,718	1,459
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues		182,321	203,382	219,562
Finance revenues		4,057	6,132	11,334
Interest expense		6,968	9,018	12,834
Depreciation and amortization		16,900	19,200	18,369
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses		(85)	2,079	(449)
Write-downs of long-lived assets		29,418	16,958	12,075
Increase (Decrease) in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		9,633	4,709	(631)
Bargain purchase gain		0
Discontinued operations		0	8,832	3,662
Segment profits		3,484	17,956	5,582
Segment assets		835,386	962,404	1,133,170
Long-lived assets		652,524	773,146	864,754
Expenditures for long-lived assets		45,019	32,056	22,276
Investment in Affiliates		91,275	62,504	73,141
Operating Segment | Investment Banking
Segment Reporting Information [Line Items]
Revenues		666,120	236,879	123,692
Finance revenues		15,650	18,350	23,297
Interest expense		3,609	4,077	5,400
Depreciation and amortization		5,919	2,867	2,110
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses		(296)	2,620	5,532
Write-downs of long-lived assets		211	15	1,723
Increase (Decrease) in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		11,985	68,758	7,251
Bargain purchase gain		0
Discontinued operations		463	383	(841)
Segment profits		42,414	95,786	34,937
Segment assets		660,014	552,183	444,315
Long-lived assets		145,153	75,458	49,441
Expenditures for long-lived assets		70,616	22,428	1,200
Investment in Affiliates		51,108	59,759	65,713
Operating Segment | Retail
Segment Reporting Information [Line Items]
Revenues		425,977	211,612	188,838
Finance revenues		52,510	50,406	45,841
Interest expense		5,669	5,593	6,901
Depreciation and amortization		15,190	12,644	10,631
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses		3,975	3,485	2,611
Write-downs of long-lived assets		0	0	0
Increase (Decrease) in policy liabilities and policy account balances		(506,043)	28,429	20,990
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		633	3,920	4,680
Bargain purchase gain		36,082
Discontinued operations		0	238	632
Segment profits		120,616	49,871	43,209
Segment assets		3,700,635	2,166,986	1,994,140
Long-lived assets		49,838	76,491	92,817
Expenditures for long-lived assets		144	195	206
Investment in Affiliates		3,785	10,971	25,205
Operating Segment | Overseas
Segment Reporting Information [Line Items]
Revenues		561,893	412,157	203,519
Finance revenues		63,259	57,328	55,022
Interest expense		29,989	28,087	19,464
Depreciation and amortization		47,397	41,551	31,695
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses		8,086	5,673	2,438
Write-downs of long-lived assets		4,605	1,046	328
Increase (Decrease) in policy liabilities and policy account balances		0	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net		28,433	6,793	9,521
Bargain purchase gain		0
Discontinued operations		0	(279)	575
Segment profits		104,143	69,688	52,756
Segment assets		2,178,895	1,972,138	1,318,434
Long-lived assets		289,097	396,948	280,218
Expenditures for long-lived assets		106,338	117,419	109,426
Investment in Affiliates		¥ 209,027	¥ 143,454	¥ 143,019

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2013, 2014 and 2015 were net gain of ¥6,789 million, ¥14,600 million and ¥362 million, respectively.